Consolidated Statements of Equity - USD ($) $ in Thousands	Total	Common Shares [Member]	Additional Capital [Member]	Retained Earnings [Member]	Treasury Shares [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total Diebold Incorporated Shareholders' Equity	Noncontrolling Interests [Member]
Balance (shares) at Dec. 31, 2011		76,840,956
Balance at Dec. 31, 2011	$ 844,622	$ 96,051	$ 327,805	$ 977,572	$ (547,737)	$ (40,343)	$ 813,348	$ 31,274
Net income (loss) attributable to Diebold, Incorporated	73,603			73,603			73,603
Net income attributable to noncontrolling interests	5,942							5,942
Net (loss) income	79,545
Other comprehensive (loss) income						(50,696)	(50,696)
Other comprehensive (loss) income, noncontrolling								224
Net current period other comprehensive (loss) income	(50,472)
Stock options exercised (shares)		553,890
Stock options exercised	16,679	$ 692	15,987				16,679
Restricted stock units issued, shares		164,552
Restricted stock units issued	0	$ 206	(206)				0
Performance shares units issued (shares)		86,196
Performance shares units issued	0	$ 108	108				0
Other share-based compensation units issued (shares)		15,524
Other share-based compensation units issued	0	$ 19	(19)				0
Income tax benefit (detriment) from share-based compensation	982		982				982
Share-based compensation expense	13,840		13,840				13,840
Dividends declared and paid	(72,830)			(72,830)			(72,830)
Treasury shares	(3,452)				(3,452)		(3,452)
Distributions to noncontrolling interest holders, net	(2,092)						0	(2,092)
Balance (shares) at Dec. 31, 2012		77,661,118
Balance at Dec. 31, 2012	826,822	$ 97,076	358,281	978,345	(551,189)	(91,039)	791,474	35,348
Net income (loss) attributable to Diebold, Incorporated	(181,605)			(181,605)			(181,605)
Net income attributable to noncontrolling interests	5,083							5,083
Net (loss) income	(176,522)
Other comprehensive (loss) income	36,718					36,718	36,718
Other comprehensive (loss) income, noncontrolling								533
Net current period other comprehensive (loss) income	37,251
Stock options exercised (shares)		591,223
Stock options exercised	16,723	$ 740	15,983				16,723
Restricted stock units issued, shares		279,920
Restricted stock units issued	0	$ 350	(350)				0
Performance shares units issued (shares)		29,882
Performance shares units issued	0	$ 37	37				0
Other share-based compensation units issued (shares)		56,374
Other share-based compensation units issued	0	$ 70	(70)				0
Income tax benefit (detriment) from share-based compensation	(3,918)		(3,918)				(3,918)
Share-based compensation expense	15,432		15,432				15,432
Dividends declared and paid	(73,997)			(73,997)			(73,997)
Treasury shares	(4,063)				(4,063)		(4,063)
Distributions to noncontrolling interest holders, net	(16,913)						0	(16,913)
Balance (shares) at Dec. 31, 2013		78,618,517
Balance at Dec. 31, 2013	620,815	$ 98,273	385,321	722,743	(555,252)	(54,321)	596,764	24,051
Net income (loss) attributable to Diebold, Incorporated	114,417			114,417			114,417
Net income attributable to noncontrolling interests	2,602							2,602
Net (loss) income	117,019
Other comprehensive (loss) income	(136,204)					(136,204)	(136,204)
Other comprehensive (loss) income, noncontrolling								(1,210)
Net current period other comprehensive (loss) income	$ (137,414)
Stock options exercised (shares)	445,000	444,846
Stock options exercised	$ 14,631	$ 556	14,075				14,631
Restricted stock units issued, shares		134,285
Restricted stock units issued	0	$ 168	(168)				0
Other share-based compensation units issued (shares)		41,111
Other share-based compensation units issued	(24)	$ 51	(75)				(24)
Income tax benefit (detriment) from share-based compensation	(2,661)		(2,661)				(2,661)
Share-based compensation expense	21,545		21,545				21,545
Dividends declared and paid	(74,946)			(74,946)			(74,946)
Treasury shares	(1,918)				(1,918)		(1,918)
Distributions to noncontrolling interest holders, net	(2,158)						0	(2,158)
Balance (shares) at Dec. 31, 2014		79,238,759
Balance at Dec. 31, 2014	$ 554,889	$ 99,048	$ 418,037	$ 762,214	$ (557,170)	$ (190,525)	$ 531,604	$ 23,285